T. ROWE PRICE Short-Term Bond Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 12.7%
Car Loan 5.3%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D
3.18%, 7/18/23  10,096 10,109
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  5,255 5,230
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 14,053
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  2,715 2,698
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 6,214
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,836
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,476
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 4,535 4,566
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 3,155 3,275
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1) 327 327
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 7,360 7,563
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 4,265 4,373
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,952
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 2,981
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,213

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,459
Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26  5,838 5,865
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  5,405 5,295
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, 3/15/29  6,540 6,304
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1) 251 251
Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1) 1,076 1,080
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  3,935 3,882
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  9,630 9,617
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 5,000 5,168
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,452
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,491
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  3,805 3,748
GM Financial Automobile Leasing Trust
Series 2020-1, Class D
2.28%, 6/20/24  2,990 3,000
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1) 5,910 5,926
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 2,235 2,209
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  5,280 5,347

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, ARM
1M USD LIBOR + 0.95%, 1.137%, 7/25/25 (1) 5,475 5,482
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  2,254 2,253
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 1,921 1,904
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 3,105 3,146
Santander Drive Auto Receivables Trust
Series 2020-3, Class B
0.69%, 3/17/25  9,237 9,236
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  5,975 5,927
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 9,222
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  11,575 11,574
Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1) 4,715 4,736
Santander Retail Auto Lease Trust
Series 2019-C, Class A3
1.86%, 2/21/23 (1) 1,439 1,441
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 13,585 13,691
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 5,280 5,299
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25 (1) 4,050 3,973
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 15,370 15,031
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 6,710 6,530
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 5,315 5,155

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  5,370 5,412
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,368
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,242
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,085 4,058
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,611
282,251
Other Asset-Backed Securities 4.5%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 10,974 10,945
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.054%, 1/20/28 (1) 6,557 6,545
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 3,712 3,641
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,555 1,573
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%, 7/15/33 (1) 10,480 10,432
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 1.291%, 7/15/33 (1) 15,375 15,325
CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25  3,105 3,108
Daimler Trucks Retail Trust
Series 2020-1, Class A4
1.37%, 6/15/27  8,360 8,362
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%, 7/17/34 (1) 9,145 9,145
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 824 829

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 3,292 3,254
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 4,910 4,943
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 279 280
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 1,045 1,041
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 2,152 2,145
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 1,473 1,475
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 1.041%, 1/16/28 (1) 4,356 4,352
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%, 1/15/32 (1) 8,250 8,268
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 2,248 2,251
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 1.238%, 7/27/31 (1) 10,835 10,825
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 1.818%, 7/27/31 (1) 6,810 6,809
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.449%, 10/15/32 (1) 13,845 13,800
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 1.244%, 4/20/32 (1) 8,915 8,915
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.311%, 7/15/33 (1) 7,285 7,264
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.458%, 1/25/32 (1) 6,240 6,213
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 1,325 1,325

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1) 381 382
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 136 136
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 341 340
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 1.641%, 10/18/30 (1) 7,575 7,480
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.238%, 1/20/32 (1) 14,325 14,299
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 1.301%, 4/16/33 (1) 4,060 4,059
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 1.791%, 7/15/30 (1) 11,235 11,146
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 5,462 5,378
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.586%, 11/15/31 (1) 11,390 11,357
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 1,130 1,144
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 3,600 3,585
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 5,526 5,509
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 1,842 1,848
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 1.579%, 10/25/29 (1) 11,545 11,526
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 4,384 4,365
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 1.261%, 1/15/34 (1) 3,605 3,595

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.334%, 4/20/33 (1) 4,230 4,230
243,444
Student Loan 2.9%
Navient Private Education Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 5,047 4,877
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 4,873 4,930
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 7,141 7,119
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 9,343 9,354
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 5,781 5,669
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 3,201 3,183
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 20,035 19,731
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 3,542 3,510
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 3,824 3,753
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 2,311 2,281
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 2,319 2,272
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 12,810 12,698
Nelnet Student Loan Trust
Series 2005-4, Class A4, ARM
3M USD LIBOR + 0.18%, 0.394%, 3/22/32  4,359 4,208
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.927%, 3/26/68 (1) 2,356 2,339

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 13,544 12,942
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 4,520 4,411
SMB Private Education Loan Trust
Series 2014-A, Class A3, ARM
1M USD LIBOR + 1.50%, 1.691%, 4/15/32 (1) 9,360 9,418
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 3,927 3,929
SMB Private Education Loan Trust
Series 2016-C, Class A2B, ARM
1M USD LIBOR + 1.10%, 1.291%, 9/15/34 (1) 5,920 5,947
SMB Private Education Loan Trust
Series 2018-B, Class A2B, ARM
1M USD LIBOR + 0.72%, 0.911%, 1/15/37 (1) 9,744 9,615
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 2,413 2,358
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 9,358 9,181
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 12,547 12,238
155,963
Total Asset-Backed Securities
(Cost $687,998) 681,658
CORPORATE BONDS 47.7%
FINANCIAL INSTITUTIONS 17.0%
Banking 10.9%
AIB Group, 4.75%, 10/12/23 (1) 8,068 8,350
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  14,000 13,762
Banco Santander, VR, 0.701%, 6/30/24 (2) 3,000 2,948
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 4.125%, 11/9/22  10,350 10,506
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 1,985
Bank of America, VR, 0.81%, 10/24/24 (2) 6,275 6,122
Bank of America, VR, 0.976%, 4/22/25 (2) 9,040 8,767
Bank of America, VR, 1.734%, 7/22/27 (2) 6,595 6,278
Bank of America, VR, 1.843%, 2/4/25 (2) 6,080 6,022

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of Ireland Group, 4.50%, 11/25/23 (1) 21,463 22,092
Banque Federative du Credit Mutuel, 0.65%, 2/27/24 (1) 7,615 7,392
Banque Federative du Credit Mutuel, 0.998%, 2/4/25 (1) 9,745 9,364
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1) 10,350 10,406
Barclays, VR, 4.338%, 5/16/24 (2) 5,640 5,797
Barclays Bank, 1.70%, 5/12/22  4,350 4,358
BNP Paribas, VR, 2.591%, 1/20/28 (1)(2) 8,365 8,115
BPCE, 5.70%, 10/22/23 (1) 22,547 23,671
BPCE, FRN, 3M USD LIBOR + 1.22%, 1.70%, 5/22/22 (1) 4,865 4,876
Capital One Financial, 3.20%, 1/30/23  5,589 5,666
Capital One Financial, 3.50%, 6/15/23  4,030 4,116
Capital One Financial, 3.90%, 1/29/24  4,115 4,244
Citigroup, VR, 0.981%, 5/1/25 (2) 7,545 7,326
Citigroup, VR, 3.106%, 4/8/26 (2) 4,035 4,089
Citizens Bank, 2.65%, 5/26/22  5,175 5,188
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,651
Credit Agricole, FRN, 3M USD LIBOR + 1.02%, 1.279%, 4/24/23 (1) 5,525 5,564
Credit Suisse, 0.495%, 2/2/24  7,350 7,123
Credit Suisse, 1.00%, 5/5/23  10,620 10,539
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 3,385 3,411
Danske Bank, 1.226%, 6/22/24 (1) 10,885 10,645
Danske Bank, 5.375%, 1/12/24 (1) 8,680 9,134
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,616
Goldman Sachs Group, VR, 0.657%, 9/10/24 (2) 4,990 4,873
Goldman Sachs Group, VR, 0.673%, 3/8/24 (2) 3,465 3,420
Goldman Sachs Group, VR, 0.925%, 10/21/24 (2) 4,580 4,483
Goldman Sachs Group, VR, 1.757%, 1/24/25 (2) 7,600 7,515
HSBC Holdings, VR, 0.976%, 5/24/25 (2) 1,740 1,682
HSBC Holdings, VR, 1.162%, 11/22/24 (2) 6,210 6,112
HSBC Holdings, VR, 1.645%, 4/18/26 (2) 12,655 12,191
HSBC Holdings, VR, 2.099%, 6/4/26 (2) 1,335 1,303
HSBC Holdings, VR, 3.803%, 3/11/25 (2) 2,890 2,959
JPMorgan Chase, FRN, SOFR + 0.885%, 0.934%, 4/22/27  5,480 5,504
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 8,300 8,021
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 13,190 13,006
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,949
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2) 3,305 3,302
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (2) 14,410 13,953
Mizuho Financial Group Cayman 2, 4.20%, 7/18/22  14,215 14,401
Morgan Stanley, 4.10%, 5/22/23  2,320 2,381
Morgan Stanley, 4.875%, 11/1/22  5,035 5,148
Morgan Stanley, VR, 0.529%, 1/25/24 (2) 6,450 6,375
Morgan Stanley, VR, 0.56%, 11/10/23 (2) 9,675 9,600
Morgan Stanley, VR, 0.731%, 4/5/24 (2) 8,475 8,355
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 6,525 6,300
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 7,180 7,176

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nationwide Building Society, VR, 3.622%, 4/26/23 (1)(2) 9,140 9,166
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(2) 2,605 2,647
NatWest Group, 3.875%, 9/12/23  7,650 7,835
NatWest Markets, 0.80%, 8/12/24 (1) 6,020 5,773
NatWest Markets, 2.375%, 5/21/23 (1) 9,705 9,792
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 5,540 5,382
Societe Generale, 2.625%, 10/16/24 (1) 1,120 1,115
Standard Chartered, 3.95%, 1/11/23 (1) 12,570 12,765
Standard Chartered, VR, 0.991%, 1/12/25 (1)(2) 3,390 3,281
Standard Chartered, VR, 1.214%, 3/23/25 (1)(2) 520 505
Standard Chartered, VR, 1.319%, 10/14/23 (1)(2) 4,160 4,145
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2) 3,965 3,872
Standard Chartered, VR, 3.885%, 3/15/24 (1)(2) 1,325 1,350
Svenska Handelsbanken, VR, 1.418%, 6/11/27 (1)(2) 6,100 5,850
Synchrony Bank, 3.00%, 6/15/22  3,013 3,024
Synchrony Financial, 2.85%, 7/25/22  32,030 32,225
Synchrony Financial, 4.25%, 8/15/24  16,585 17,179
Truist Bank, 2.80%, 5/17/22  8,110 8,129
Truist Financial, FRN, SOFR + 0.40%, 0.449%, 6/9/25  6,125 6,094
UBS Group, VR, 1.008%, 7/30/24 (1)(2) 12,535 12,378
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 3,200 3,006
UniCredit, 3.75%, 4/12/22 (1) 15,001 15,043
Wells Fargo, 3.50%, 3/8/22  897 897
Wells Fargo, 4.125%, 8/15/23  2,625 2,707
Wells Fargo, VR, 1.654%, 6/2/24 (2) 6,200 6,176
Wells Fargo, VR, 2.188%, 4/30/26 (2) 5,935 5,850
587,318
Brokerage Asset Managers Exchanges 0.5%
Charles Schwab, 4.20%, 3/24/25  6,770 7,171
LSEGA Financing, 0.65%, 4/6/24 (1) 11,680 11,344
Nasdaq, 0.445%, 12/21/22  6,280 6,252
24,767
Finance Companies 2.0%
AerCap Ireland Capital, 1.65%, 10/29/24  11,390 11,047
AerCap Ireland Capital, 4.125%, 7/3/23  10,987 11,227
AerCap Ireland Capital, 4.50%, 9/15/23  7,505 7,730
AerCap Ireland Capital, 4.875%, 1/16/24  6,170 6,416
Air Lease, 2.25%, 1/15/23  5,935 5,967
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,708
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 7,108
Avolon Holdings Funding, 3.625%, 5/1/22 (1) 11,115 11,129
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 2,230 2,277
GATX, 3.90%, 3/30/23  5,640 5,754
GATX, 4.35%, 2/15/24  8,033 8,386
Park Aerospace Holdings, 4.50%, 3/15/23 (1) 6,408 6,529

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 6,200 6,270
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 3,130 3,197
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 3,393 3,488
105,233
Financial Other 0.1%
LeasePlan, 2.875%, 10/24/24 (1) 6,090 6,120
6,120
Insurance 2.9%
Aetna, 2.80%, 6/15/23  4,055 4,107
American International Group, 2.50%, 6/30/25  9,660 9,702
Athene Global Funding, 1.716%, 1/7/25 (1) 12,540 12,250
Brighthouse Financial Global Funding, 0.60%, 6/28/23 (1) 7,280 7,162
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 7,275 7,085
CNO Global Funding, 1.65%, 1/6/25 (1) 7,125 6,961
CNO Global Funding, 1.75%, 10/7/26 (1) 7,280 6,945
Equitable Financial Life Global Funding, 0.50%, 4/6/23 (1) 17,120 16,870
Equitable Financial Life Global Funding, 1.10%, 11/12/24 (1) 7,095 6,855
Health Care Service Corp A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 11,491
Humana, 0.65%, 8/3/23  4,715 4,643
Humana, 1.35%, 2/3/27  3,515 3,308
Humana, 2.90%, 12/15/22  2,215 2,242
Humana, 3.15%, 12/1/22  2,548 2,575
Humana, 3.85%, 10/1/24  6,064 6,287
Humana, 4.50%, 4/1/25  4,125 4,375
Jackson Financial, 1.125%, 11/22/23 (1) 9,095 8,952
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 8,265 8,107
Lincoln National, 4.00%, 9/1/23  2,025 2,089
Marsh & McLennan, 3.875%, 3/15/24  5,950 6,166
Metropolitan Life Global Funding I, 0.40%, 1/7/24 (1) 6,570 6,401
Principal Life Global Funding II, 0.75%, 4/12/24 (1) 4,970 4,845
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,520
154,938
Real Estate Investment Trusts 0.6%
American Campus Communities Operating Partnership, 3.75%,
4/15/23  6,705 6,805
Highwoods Realty, 3.625%, 1/15/23  12,275 12,427
Public Storage, FRN, SOFR + 0.47%, 0.519%, 4/23/24  4,245 4,245
Simon Property Group, 2.00%, 9/13/24  3,350 3,331
Simon Property Group, 3.375%, 10/1/24  6,565 6,742
33,550
Total Financial Institutions 911,926
INDUSTRIAL 27.0%
Basic Industry 0.6%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,289
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,530

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ecolab, 1.65%, 2/1/27  2,900 2,820
LYB International Finance III, 1.25%, 10/1/25  5,631 5,385
Nucor, 2.00%, 6/1/25  2,330 2,301
POSCO, 2.375%, 11/12/22 (1) 8,335 8,377
POSCO, 2.375%, 1/17/23 (1) 5,205 5,232
Westlake, 0.875%, 8/15/24  1,500 1,453
34,387
Capital Goods 1.0%
Amphenol, 2.05%, 3/1/25  6,720 6,681
Boral Finance, 3.00%, 11/1/22 (1) 1,070 1,077
Carrier Global, 2.242%, 2/15/25  13,725 13,669
Otis Worldwide, 2.056%, 4/5/25  7,965 7,904
Roper Technologies, 1.00%, 9/15/25  1,740 1,657
Roper Technologies, 3.125%, 11/15/22  11,005 11,120
Roper Technologies, 3.65%, 9/15/23  2,210 2,268
Yongda Investment, 2.25%, 6/16/25  7,884 7,710
52,086
Communications 3.8%
American Tower, 2.40%, 3/15/25  4,733 4,709
American Tower, 5.00%, 2/15/24  3,384 3,565
CC Holdings, 3.849%, 4/15/23  21,993 22,593
Charter Communications Operating, 4.464%, 7/23/22  32,425 32,666
Charter Communications Operating, 4.908%, 7/23/25  19,840 21,055
Comcast, 3.70%, 4/15/24  7,705 7,988
Cox Communications, 2.95%, 6/30/23 (1) 3,815 3,865
Cox Communications, 3.15%, 8/15/24 (1) 5,778 5,903
Crown Castle International, 1.05%, 7/15/26  9,140 8,508
Crown Castle International, 3.15%, 7/15/23  3,226 3,280
Crown Castle Towers, 3.72%, 7/15/23 (1) 1,785 1,792
NTT Finance, 0.583%, 3/1/24 (1) 4,120 4,001
SBA Tower Trust, 1.631%, 11/15/26 (1) 4,260 4,098
SBA Tower Trust, 1.884%, 1/15/26 (1) 2,480 2,401
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,240 7,294
SBA Tower Trust, 3.448%, 3/15/23 (1) 6,515 6,599
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1) 2,540 2,590
SES, 3.60%, 4/4/23 (1) 6,410 6,506
Sky, 3.75%, 9/16/24 (1) 17,915 18,618
T-Mobile USA, 3.50%, 4/15/25  5,990 6,158
Verizon Communications, 0.85%, 11/20/25  11,600 11,006
Verizon Communications, 1.45%, 3/20/26  9,810 9,471
Verizon Communications, 2.625%, 8/15/26  4,590 4,605
Walt Disney, 1.75%, 1/13/26  3,325 3,261
202,532
Consumer Cyclical 4.5%
7-Eleven, 0.625%, 2/10/23 (1) 3,020 2,997

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
7-Eleven, 0.80%, 2/10/24 (1) 4,890 4,773
AutoZone, 3.625%, 4/15/25  3,600 3,718
Daimler Finance North America, 1.75%, 3/10/23 (1) 13,400 13,445
Daimler Trucks Finance North America, 1.625%, 12/13/24 (1) 7,760 7,615
Expedia Group, 3.60%, 12/15/23  8,695 8,899
General Motors, 4.875%, 10/2/23  5,380 5,612
General Motors, 5.40%, 10/2/23  7,465 7,847
General Motors Financial, 2.90%, 2/26/25  13,795 13,885
Genuine Parts, 1.75%, 2/1/25  2,980 2,929
Harley-Davidson Financial Services, 2.55%, 6/9/22 (1) 3,280 3,293
Hyatt Hotels, 1.30%, 10/1/23  4,775 4,695
Hyundai Capital America, 0.80%, 1/8/24 (1) 5,910 5,738
Hyundai Capital America, 0.875%, 6/14/24 (1) 5,795 5,589
Hyundai Capital America, 1.00%, 9/17/24 (1) 3,765 3,628
Hyundai Capital America, 1.15%, 11/10/22 (1) 3,375 3,358
Hyundai Capital America, 2.375%, 2/10/23 (1) 14,200 14,236
Hyundai Capital America, 2.85%, 11/1/22 (1) 3,740 3,765
Hyundai Capital America, 3.00%, 6/20/22 (1) 7,780 7,809
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,738
Marriott International, 2.125%, 10/3/22  505 508
Marriott International, 3.125%, 2/15/23  2,575 2,604
Marriott International, 3.60%, 4/15/24  14,722 15,108
Nissan Motor, 3.043%, 9/15/23 (1) 11,394 11,495
Nissan Motor Acceptance, 2.60%, 9/28/22 (1) 15,085 15,177
Nissan Motor Acceptance, 2.65%, 7/13/22 (1) 2,696 2,708
Nordstrom, 2.30%, 4/8/24  1,280 1,232
O'Reilly Automotive, 3.80%, 9/1/22  3,280 3,305
QVC, 4.375%, 3/15/23  30,354 30,733
Ross Stores, 0.875%, 4/15/26  3,695 3,481
Starbucks, 2.70%, 6/15/22  3,505 3,512
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 5,790 5,500
Volkswagen Group of America Finance, 0.75%, 11/23/22 (1) 5,475 5,441
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 5,295 5,187
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1) 4,755 4,783
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1) 2,590 2,600
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1) 2,400 2,436
242,379
Consumer Non-Cyclical 6.5%
AbbVie, 2.60%, 11/21/24  20,860 21,028
AbbVie, 2.90%, 11/6/22  12,900 13,027
AbbVie, 2.95%, 11/21/26  10,360 10,500
AbbVie, 3.20%, 11/6/22  1,385 1,397
AbbVie, 3.20%, 5/14/26  1,295 1,330
AbbVie, 3.25%, 10/1/22  1,335 1,345
AmerisourceBergen, 0.737%, 3/15/23  15,815 15,649

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Anheuser-Busch, 3.65%, 2/1/26  3,310 3,458
Astrazeneca Finance, 1.20%, 5/28/26  12,035 11,519
BAT International Finance, 1.668%, 3/25/26  7,140 6,760
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 5,080 5,215
Becton Dickinson & Company, 3.363%, 6/6/24  4,749 4,869
Becton Dickinson & Company, 3.734%, 12/15/24  1,320 1,361
Brunswick, 0.85%, 8/18/24  10,060 9,737
Bunge Finance, 3.00%, 9/25/22  28,563 28,789
Bunge Finance, 4.35%, 3/15/24  940 988
Cardinal Health, 3.079%, 6/15/24  5,115 5,202
Cardinal Health, 3.20%, 3/15/23  5,250 5,335
Cardinal Health, 3.50%, 11/15/24  6,185 6,343
China Mengniu Dairy, 1.875%, 6/17/25  16,354 15,953
Cigna, 0.613%, 3/15/24  2,840 2,764
Cigna, 3.00%, 7/15/23  5,195 5,292
Cigna, 3.75%, 7/15/23  2,942 3,019
Coca-Cola Europacific Partners, 0.80%, 5/3/24 (1) 17,240 16,777
CommonSpirit Health, 1.547%, 10/1/25  5,450 5,284
CVS Health, 2.625%, 8/15/24  2,460 2,486
CVS Health, 2.875%, 6/1/26  3,470 3,511
CVS Health, 3.00%, 8/15/26  2,945 2,990
Diageo Capital, 1.375%, 9/29/25  4,560 4,407
Hasbro, 3.00%, 11/19/24  13,727 13,941
Imperial Brands Finance, 3.125%, 7/26/24 (1) 11,685 11,829
Imperial Brands Finance, 3.50%, 2/11/23 (1) 16,745 16,893
Imperial Brands Finance, 3.75%, 7/21/22 (1) 26,935 27,045
JDE Peet's, 0.80%, 9/24/24 (1) 4,440 4,246
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,500
PerkinElmer, 0.55%, 9/15/23  5,755 5,652
Perrigo, 4.00%, 11/15/23  1,355 1,365
Perrigo Finance Unlimited, 3.90%, 12/15/24  25,290 25,132
Royalty Pharma, 0.75%, 9/2/23  6,420 6,304
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  15,030 15,218
Stryker, 0.60%, 12/1/23  2,875 2,809
348,269
Energy 5.6%
Aker BP, 3.00%, 1/15/25 (1) 7,265 7,329
Baker Hughes Holdings, 1.231%, 12/15/23  2,780 2,751
Canadian Natural Resources, 2.05%, 7/15/25  11,415 11,224
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,955 10,739
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  13,870 14,997
Devon Energy, 8.25%, 8/1/23  4,205 4,526
Diamondback Energy, 2.875%, 12/1/24  23,165 23,455
Diamondback Energy, 4.75%, 5/31/25  6,245 6,665
Enbridge, 2.15%, 2/16/24  2,395 2,400

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enbridge, 2.50%, 1/15/25  9,500 9,512
Enbridge, 2.50%, 2/14/25  4,350 4,351
Enbridge, 4.00%, 10/1/23  5,580 5,737
Energy Transfer, 2.90%, 5/15/25  1,860 1,867
Energy Transfer, 3.45%, 1/15/23  697 703
Energy Transfer, 4.25%, 3/15/23  14,312 14,562
Energy Transfer, 4.25%, 4/1/24  455 467
Energy Transfer, 4.90%, 2/1/24  4,925 5,128
Energy Transfer, 5.875%, 1/15/24  17,363 18,275
Energy Transfer, Series 5Y, 4.20%, 9/15/23  1,819 1,871
Eni, Series X-R, 4.00%, 9/12/23 (1) 13,505 13,885
EOG Resources, 2.625%, 3/15/23  2,263 2,281
EQT, 3.00%, 10/1/22  16,719 16,719
Exxon Mobil, 2.992%, 3/19/25  16,400 16,832
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 4,272 4,260
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 3,075
Kinder Morgan Energy Partners, 3.95%, 9/1/22  955 962
Pioneer Natural Resources, 0.55%, 5/15/23  5,240 5,164
Plains All American Pipeline, 2.85%, 1/31/23  10,934 11,025
Sabine Pass Liquefaction, 5.625%, 4/15/23  18,084 18,672
Sabine Pass Liquefaction, 5.625%, 3/1/25  3,405 3,665
Sabine Pass Liquefaction, 5.75%, 5/15/24  740 787
Schlumberger Finance Canada, 1.40%, 9/17/25  2,330 2,255
Schlumberger Holdings, 3.75%, 5/1/24 (1) 10,390 10,685
Schlumberger Holdings, 4.00%, 12/21/25 (1) 2,580 2,697
Suncor Energy, 2.80%, 5/15/23  5,895 5,965
Western Midstream Operating, 4.00%, 7/1/22  13,190 13,206
Williams, 3.35%, 8/15/22  1,605 1,613
Williams, 3.70%, 1/15/23  16,130 16,353
Williams, 4.30%, 3/4/24  2,123 2,201
298,861
Industrial Other 0.2%
CK Hutchison International II, 2.75%, 3/29/23  10,400 10,503
10,503
Technology 3.6%
Analog Devices, 2.95%, 4/1/25  2,075 2,125
Avnet, 4.875%, 12/1/22  2,705 2,772
Baidu, 2.875%, 7/6/22  6,676 6,698
Baidu, 3.50%, 11/28/22  5,706 5,775
CDW, 5.50%, 12/1/24  2,690 2,814
Fidelity National Information Services, 0.375%, 3/1/23  9,785 9,659
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,570
Fiserv, 2.75%, 7/1/24  13,355 13,490
Fiserv, 3.80%, 10/1/23  3,685 3,793
Fortinet, 1.00%, 3/15/26  5,710 5,354

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HCL America, 1.375%, 3/10/26 (1) 15,000 14,280
IHS Markit, 3.625%, 5/1/24  8,195 8,420
Marvell Technology, 4.20%, 6/22/23  8,705 8,923
Microchip Technology, 0.972%, 2/15/24  10,345 10,084
Microchip Technology, 0.983%, 9/1/24 (1) 8,380 8,065
Microchip Technology, 2.67%, 9/1/23  7,395 7,461
Moody's, 3.75%, 3/24/25  6,475 6,745
NXP, 2.70%, 5/1/25 (1) 1,365 1,372
NXP, 4.625%, 6/1/23 (1) 23,840 24,597
NXP, 4.875%, 3/1/24 (1) 5,381 5,642
Oracle, 2.40%, 9/15/23  11,225 11,308
Panasonic, 2.536%, 7/19/22 (1) 5,560 5,574
Qorvo, 1.75%, 12/15/24 (1) 3,710 3,607
RELX Capital, 3.50%, 3/16/23  4,470 4,548
Skyworks Solutions, 0.90%, 6/1/23  2,645 2,610
VMware, 0.60%, 8/15/23  5,675 5,574
Western Union, 2.85%, 1/10/25  8,632 8,732
194,592
Transportation 1.2%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  4,287 4,040
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 10,325
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,484
HPHT Finance, 2.75%, 9/11/22  14,084 14,129
HPHT Finance, 2.875%, 11/5/24  700 708
Kansas City Southern, 3.00%, 5/15/23  7,520 7,614
Sydney Airport Finance, 3.90%, 3/22/23 (1) 9,674 9,879
Triton Container International, 0.80%, 8/1/23 (1) 11,395 11,192
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28  2,494 2,377
64,748
Total Industrial 1,448,357
UTILITY 3.7%
Electric 3.5%
AES, 3.30%, 7/15/25 (1) 5,425 5,457
Alexander Funding Trust, 1.841%, 11/15/23 (1) 7,760 7,664
Edison International, 2.95%, 3/15/23  4,199 4,226
Edison International, 3.125%, 11/15/22  4,775 4,817
Enel Finance International, 1.375%, 7/12/26 (1) 9,605 9,064
Enel Finance International, 2.65%, 9/10/24 (1) 11,270 11,321
FirstEnergy, Series A, 3.35%, 7/15/22  6,995 6,986
Hero Asia Investment, 1.50%, 11/18/23  14,320 14,072
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,822
NRG Energy, 3.75%, 6/15/24 (1) 4,470 4,546
Pacific Gas & Electric, 1.75%, 6/16/22  52,095 52,082
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 8,285
Pacific Gas & Electric, FRN, SOFRINDX + 1.15%, 2.194%, 11/14/22  1,475 1,474

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sinosing Services Pte, 2.25%, 2/20/25  16,700 16,449
Vistra Operations, 3.55%, 7/15/24 (1) 30,800 30,993
186,258
Natural Gas 0.2%
APT Pipelines, 4.20%, 3/23/25 (1) 13,674 14,239
14,239
Total Utility 200,497
Total Corporate Bonds
(Cost $2,589,515) 2,560,780
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.0%
Local Authorities 0.5%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  10,265 10,109
Eastern Creation II Investment Holdings, 1.35%, 10/20/24  3,590 3,507
Guangzhou Metro Investment Finance BVI, 1.507%, 9/17/25  15,000 14,353
27,969
Owned No Guarantee 1.5%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,593
DAE Funding, 1.55%, 8/1/24 (1) 4,225 4,057
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,548
NBN, 1.45%, 5/5/26 (1) 15,195 14,525
Prosperous Ray, 4.625%, 11/12/23  4,850 5,033
QNB Finance, 2.625%, 5/12/25  4,765 4,766
QNB Finance, 3.50%, 3/28/24  8,635 8,828
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 13,480 13,517
State Bank of India, 4.50%, 9/28/23  4,000 4,140
Tenaga Nasional, 7.50%, 11/1/25  8,850 10,328
81,335
Total Foreign Government Obligations & Municipalities
(Cost $112,049) 109,304
MUNICIPAL SECURITIES 0.8%
California 0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,738
5,738
Connecticut 0.1%
Connecticut, Series A, GO, 1.998%, 7/1/24  1,925 1,935
Connecticut, Series A, GO, 2.00%, 7/1/23  770 776
Connecticut, Series A, GO, 2.098%, 7/1/25  1,275 1,278
3,989

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Florida 0.2%
State Board of Administration Fin., Series A, 1.258%, 7/1/25  11,160 10,923
10,923
Illinois 0.3%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%,
12/1/22  295 296
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  275 275
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 2.064%,
12/1/24  795 790
Illinois, Series A, GO, 2.25%, 10/1/22  13,440 13,504
14,865
New York 0.0%
Long Island Power Auth., Series C, 0.764%, 3/1/23  2,460 2,453
2,453
Texas 0.1%
Dallas Fort Worth Int'l Airport, Series C, 1.329%, 11/1/25  1,670 1,624
Houston Airport System Revenue, Series C, 0.883%, 7/1/22  575 575
Houston Airport System Revenue, Series C, 1.054%, 7/1/23  975 970
Houston Airport System Revenue, Series C, 1.272%, 7/1/24  3,245 3,193
6,362
Total Municipal Securities
(Cost $44,677) 44,330
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 17.2%
Collateralized Mortgage Obligations 9.9%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 2,118 2,109
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 1,829 1,812
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 2,497 2,469
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 6,526 6,402
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 5,588 5,469
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66 (1) 1,614 1,574

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 4,352 4,284
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 3,972 3,834
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 765 765
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 4,490 4,484
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 1,156 1,158
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 9,321 9,124
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 7,884 7,734
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 6,051 5,953
Bayview MSR Opportunity Master Fund Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 6,578 6,477
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 3,176 3,102
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 6,737 6,681
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 5,084 5,036
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 3,720 3,651
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 5,308 5,215
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 814 811
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66 (1) 3,450 3,330

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2021-3, Class A3, CMO, ARM
1.419%, 9/27/66 (1) 3,200 3,091
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.537%, 9/25/29  310 312
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.287%, 11/25/29  9,335 9,346
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.387%, 1/25/30  3,116 3,052
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  10,615 10,561
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  7,436 7,390
Connecticut Avenue Securities
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 1.049%, 12/25/41 (1) 7,974 7,904
Connecticut Avenue Securities
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 1.249%, 1/25/42 (1) 12,813 12,789
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 1,866 1,830
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 2,324 2,249
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 2,586 2,509
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 1.599%, 4/25/34 (1) 3,950 3,928
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 1,461 1,455
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 868 864
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 1,173 1,173
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.178%, 10/25/65 (1) 3,623 3,599

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 1,474 1,435
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 1,246 1,216
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 2,953 2,865
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 2,828 2,746
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 3,807 3,637
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66 (1) 2,760 2,647
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 3/25/50 (1) 2,078 2,069
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 3,279 3,213
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.843%, 5/25/47 (1) 533 534
FWD Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.24%, 1/25/50 (1) 5,030 5,000
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 772 773
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 948 952
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 7,916 7,815
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 471 471
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 4,592 4,498
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.625%, 7/25/44 (1) 112 113

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 8,760 8,614
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A6, CMO, ARM
2.50%, 1/25/52 (1) 4,630 4,553
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.017%, 7/25/61 (1) 3,120 3,054
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 13,299 13,063
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 13,764 13,543
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 1,196 1,192
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1) 5,750 5,742
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 7,944 7,798
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 4,850 4,573
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 0.938%, 8/25/50 (1) 1,031 1,030
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 1,696 1,699
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51 (1) 6,555 6,431
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 3,395 3,335
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 2,567 2,503
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 2,551 2,494
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 1,869 1,874

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 1,655 1,652
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 1,301 1,295
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 1,085 1,074
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 5,158 5,063
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 12,712 12,500
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO, ARM
0.943%, 7/25/55 (1) 5,034 4,940
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 14,932 14,360
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 3,773 3,630
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 1.387%, 6/25/59 (1) 572 570
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 10/25/59 (1) 2,399 2,399
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 3,109 3,091
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 1.137%, 2/25/60 (1) 653 651
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 3,882 3,887
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 586 584
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 3,304 3,299
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 938 939

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 8,703 8,558
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 6,126 5,995
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66 (1) 4,470 4,371
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 3,659 3,531
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 12,135 11,888
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 9,327 9,120
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 519 522
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 1,359 1,365
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 226 227
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 216 217
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 333 334
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 2,121 2,096
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 151 151
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2,611 2,610
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1) 3,371 3,346
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 3,698 3,647

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 12,313 12,017
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
1M USD LIBOR + 4.00%, 4.187%, 8/25/24  1,218 1,230
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.987%, 12/25/30 (1) 834 834
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.137%, 12/25/30 (1) 7,535 7,502
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 9/25/48 (1) 5,048 5,052
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 10/25/48 (1) 721 720
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.437%, 2/25/47 (1) 2,540 2,537
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.949%, 12/25/50 (1) 351 351
Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.699%, 1/25/51 (1) 400 400
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 2.149%, 10/25/33 (1) 5,855 5,848
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 1.699%, 1/25/34 (1) 3,750 3,684
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 1.549%, 10/25/41 (1) 4,995 4,822
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 0.899%, 9/25/41 (1) 4,270 4,226
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M1, CMO, ARM
SOFR30A + 0.95%, 0.999%, 12/25/41 (1) 6,505 6,415
TRK Trust
Series 2021-INV1, Class A3, CMO, ARM
1.562%, 7/25/56 (1) 2,155 2,066
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 2,511 2,464

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52 (1) 2,923 2,875
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 2,261 2,264
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 2,981 2,991
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 3,635 3,641
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 2,012 2,010
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 4,594 4,639
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 3,546 3,524
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 1,812 1,786
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 581 578
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 2,863 2,792
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 1,692 1,642
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 3,724 3,641
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 4,119 3,943
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 1,481 1,468
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 4,001 3,955
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 9,805 9,742

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 700 699
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1) 1,337 1,321
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50 (1) 714 703
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 10,262 10,071
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 5,160 5,128
532,501
Commercial Mortgage-Backed Securities 6.8%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 1.071%, 9/15/34 (1) 5,835 5,799
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 1.261%, 8/15/34 (1) 9,270 9,210
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 1.541%, 11/15/36 (1) 6,810 6,810
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class A, ARM
1M USD LIBOR + 1.05%, 1.241%, 9/15/32 (1) 8,355 8,261
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 1.041%, 9/15/34 (1) 8,180 8,088
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  2,393 2,377
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  2,556 2,539
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 0.99%, 6/15/38 (1) 4,285 4,222
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M SOFR + 2.34%, 2.39%, 2/15/39 (1) 2,805 2,797
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 1.341%, 9/15/38 (1) 6,525 6,427

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 1.55%, 2/15/37 (1) 10,745 10,734
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 2.092%, 8/15/38 (1) 5,765 5,643
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M USD LIBOR + 1.08%, 1.271%, 10/15/36 (1) 4,696 4,655
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 1.591%, 6/15/38 (1) 5,650 5,519
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 1.837%, 10/15/36 (1) 4,830 4,721
BX Trust
Series 2021-VIEW, Class A, ARM
1M USD LIBOR + 1.28%, 1.471%, 6/15/23 (1) 3,785 3,750
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 1.841%, 11/15/36 (1) 10,831 10,627
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 4,134 4,219
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.64%, 2/10/47  6,420 6,627
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 7,467
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.703%, 8/10/47 (1) 2,995 2,863
Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48  8,198 8,221
Commercial Mortgage Trust
Series 2020-CBM, Class D, ARM
3.633%, 2/10/37 (1) 3,895 3,760
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 1.621%, 5/15/36 (1) 8,520 8,435
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.791%, 5/15/36 (1) 6,220 6,158
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 3,331 3,249

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36 (1) 7,180 7,161
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 7,590 7,541
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 0.991%, 2/15/38 (1) 5,110 5,093
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.225%, 12/15/36 (1) 3,785 3,735
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.824%, 12/15/36 (1) 4,200 4,126
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 1.792%, 5/15/26 (1) 5,705 5,631
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 1.10%, 1.292%, 1/15/33 (1) 1,865 1,858
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.65%, 1.842%, 1/15/33 (1) 1,495 1,489
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 8,553
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 1.541%, 9/15/29 (1) 12,870 12,644
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.791%, 9/15/29 (1) 3,975 3,885
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 1.962%, 10/15/33 (1) 8,240 8,075
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 2.362%, 10/15/33 (1) 6,310 6,152
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 1.941%, 8/15/38 (1) 8,475 8,294
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 1.191%, 12/15/37 (1) 2,689 2,627
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 1.441%, 12/15/37 (1) 1,883 1,838

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 4,905 5,054
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 1.206%, 10/18/36 (1) 6,730 6,662
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 1.292%, 4/15/38 (1) 11,045 10,879
MHC Trust
Series 2021-MHC2, Class B, ARM
1M USD LIBOR + 1.10%, 1.291%, 5/15/23 (1) 5,660 5,476
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47  3,065 3,142
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 9,590 9,815
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 7,880 7,517
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%, 12/15/36 (1) 4,445 4,386
New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 1.48%, 4/15/32 (1) 13,305 13,055
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 0.95%, 1.141%, 3/15/36 (1) 11,219 10,801
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.10%, 1.291%, 3/15/36 (1) 6,005 5,770
RLGH Trust
Series 2021-TROT, Class A, ARM
1M USD LIBOR + 0.80%, 0.992%, 4/15/36 (1) 5,580 5,503
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 1.271%, 9/15/36 (1) 4,407 4,378
SLIDE
Series 2018-FUN, Class A, ARM
1M USD LIBOR + 1.15%, 1.341%, 6/15/31 (1) 5,431 5,376
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 2.291%, 6/15/31 (1) 6,451 6,272
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  3,134 3,145

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  8,820 9,122
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  7,525 7,733
365,966
Residential Mortgage 0.5%
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 4,423 4,401
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, ARM
3.50%, 6/28/57 (1) 3,921 3,941
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, ARM
3.50%, 1/28/55 (1) 1,401 1,405
MetLife Securitization Trust
Series 2017-1A, Class A, ARM
3.00%, 4/25/55 (1) 1,717 1,727
Towd Point Mortgage Trust
Series 2016-1, Class A3B, ARM
3.00%, 2/25/55 (1) 341 343
Towd Point Mortgage Trust
Series 2016-2, Class A1A, ARM
2.75%, 8/25/55 (1) 115 115
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 1,472 1,481
Towd Point Mortgage Trust
Series 2017-2, Class A1, ARM
2.75%, 4/25/57 (1) 909 913
Towd Point Mortgage Trust
Series 2017-3, Class A1, ARM
2.75%, 7/25/57 (1) 2,437 2,452
Towd Point Mortgage Trust
Series 2017-4, Class A1, ARM
2.75%, 6/25/57 (1) 1,688 1,694
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 1,337 1,346

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-5, Class A1A, ARM
3.25%, 7/25/58 (1) 5,469 5,521
25,339
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $943,726) 923,806
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.5%
U.S. Government Agency Obligations 2.3%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  4,735 4,952
5.00%, 10/1/22 - 12/1/23  379 388
5.50%, 4/1/23 - 10/1/38  61 64
6.00%, 8/1/22 - 9/1/35  470 528
7.00%, 3/1/39  852 949
7.50%, 6/1/38  805 898
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 1.875%, 6/1/38 - 7/1/38  467 476
12M USD LIBOR + 1.625%, 1.922%, 4/1/37  8 8
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  77 80
12M USD LIBOR + 1.733%, 2.006%, 10/1/36  150 157
12M USD LIBOR + 1.733%, 2.108%, 2/1/37  37 39
12M USD LIBOR + 1.74%, 2.046%, 5/1/38  66 67
12M USD LIBOR + 1.775%, 2.025%, 5/1/37  31 33
12M USD LIBOR + 1.83%, 2.204%, 2/1/37  33 35
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  39 39
12M USD LIBOR + 1.929%, 2.185%, 12/1/36  60 63
12M USD LIBOR + 1.961%, 2.336%, 2/1/33  1 1
12M USD LIBOR + 1.987%, 2.298%, 2/1/34  7 8
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  34 34
12M USD LIBOR + 2.083%, 2.457%, 2/1/38  135 141
12M USD LIBOR + 2.162%, 2.489%, 2/1/37  64 68
1Y CMT + 2.347%, 2.472%, 11/1/34  86 86
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  9,345 9,252
3.00%, 11/1/34  984 1,022
4.00%, 12/1/49 - 2/1/50  2,585 2,722
4.50%, 3/1/49 - 5/1/50  2,513 2,660
5.00%, 12/1/41  2,211 2,389
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  24 24
12M USD LIBOR + 1.568%, 1.818%, 7/1/35  42 43
12M USD LIBOR + 1.584%, 1.839%, 12/1/35  59 60

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  18 19
12M USD LIBOR + 1.671%, 2.046%, 2/1/33  2 2
12M USD LIBOR + 1.689%, 2.013%, 7/1/34  5 5
12M USD LIBOR + 1.69%, 1.94%, 5/1/38  197 205
12M USD LIBOR + 1.715%, 1.965%, 10/1/32 - 12/1/32  45 45
12M USD LIBOR + 1.726%, 1.976%, 9/1/32  2 2
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  8 8
12M USD LIBOR + 1.78%, 2.03%, 1/1/34  13 13
12M USD LIBOR + 1.788%, 2.163%, 5/1/38  31 31
12M USD LIBOR + 1.83%, 2.098%, 4/1/38  169 176
12M USD LIBOR + 1.83%, 2.156%, 8/1/38  9 9
12M USD LIBOR + 1.853%, 2.103%, 8/1/38  109 114
12M USD LIBOR + 1.892%, 2.142%, 12/1/35  21 21
12M USD LIBOR + 1.921%, 2.191%, 5/1/38  101 102
1Y CMT + 2.00%, 2.125%, 1/1/35  2 1
1Y CMT + 2.125%, 2.125%, 7/1/33  1 1
6M USD LIBOR + 1.367%, 1.495%, 10/1/33  297 305
COF11 + 1.25%, 2.155%, 7/1/27  2 2
Federal National Mortgage Assn., STEP, 5.11%, 1/25/32  1 1
Federal National Mortgage Assn., UMBS
2.50%, 1/1/52  8,641 8,555
3.00%, 9/1/28 - 2/1/35  7,763 8,031
3.50%, 12/1/45 - 7/1/50  12,436 12,892
4.00%, 1/1/47 - 12/1/49  3,768 3,966
4.50%, 8/1/24 - 1/1/50  19,324 20,518
5.00%, 3/1/23 - 9/1/48  6,535 7,196
5.50%, 5/1/22 - 5/1/40  8,017 8,974
6.00%, 2/1/23 - 2/1/49  10,415 11,965
6.50%, 7/1/32 - 12/1/32  355 396
UMBS, TBA (3)
2.00%, 3/1/52  3,590 3,443
3.00%, 3/1/52  3,380 3,414
3.50%, 3/1/52  2,100 2,163
4.00%, 3/1/52  5,085 5,309
125,170
U.S. Government Obligations 1.2%
Government National Mortgage Assn.
3.00%, 9/20/47  8,837 9,068
3.50%, 8/20/44 - 8/20/51  17,382 17,997
4.00%, 9/20/45 - 10/20/50  4,657 4,920
4.50%, 8/20/47  1,746 1,865
5.00%, 12/20/34 - 5/20/48  8,268 8,971
5.50%, 9/15/45 - 2/20/49  3,536 3,983
6.00%, 7/15/36  1,708 1,948

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., TBA, 3.50%, 3/20/52 (3) 12,232 12,620
61,372
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $185,948) 186,542
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 15.4%
U.S. Treasury Obligations 15.4%
U.S. Treasury Notes, 0.125%, 4/30/23 (4) 93,475 92,321
U.S. Treasury Notes, 0.125%, 5/15/23  50,745 50,111
U.S. Treasury Notes, 0.125%, 5/31/23  24,510 24,177
U.S. Treasury Notes, 0.125%, 6/30/23  121,665 119,859
U.S. Treasury Notes, 0.125%, 7/15/23  54,280 53,449
U.S. Treasury Notes, 0.125%, 7/31/23  60,965 59,965
U.S. Treasury Notes, 0.125%, 8/15/23  26,535 26,083
U.S. Treasury Notes, 0.125%, 8/31/23  198,155 194,687
U.S. Treasury Notes, 0.25%, 6/15/23  26,600 26,271
U.S. Treasury Notes, 0.25%, 9/30/23  31,580 31,037
U.S. Treasury Notes, 0.375%, 8/15/24  11,675 11,336
U.S. Treasury Notes, 0.50%, 11/30/23  27,855 27,420
U.S. Treasury Notes, 0.75%, 12/31/23  55,585 54,899
U.S. Treasury Notes, 1.50%, 2/29/24  52,855 52,904
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $835,724) 824,519
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 0.12% (5)(6) 76,912 76,912
Total Short-Term Investments
(Cost $76,912) 76,912
Total Investments in Securities 100.7%
(Cost $5,476,549) $ 5,407,851
Other Assets Less Liabilities (0.7)% (37,221)
Net Assets 100.0% $ 5,370,630
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,272,538 and represents 42.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $26,949 and represents 0.5% of net assets.
(4) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COF11 The 11th district monthly weighted average cost of funds index
FRN Floating Rate Note
GO General Obligation
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Compounded Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 4,857 (107) (86) (21)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (311) (249) (62)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (153) (123) (30)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 13,815 (305) (248) (57)
Total Bilateral Credit Default Swaps, Protection
Bought (706) (170)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, BBB*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 * 14,500 99 61 38
Barclays Bank, Protection Sold (Relevant
Credit: Enbridge, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/23 20,250 177 (372) 549
Total Bilateral Credit Default Swaps, Protection Sold (311) 587
Total Bilateral Swaps (1,017) 417
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,123 U.S. Treasury Notes five year contracts 6/22 (132,830) $ (580)
Short, 49 U.S. Treasury Notes ten year contracts 6/22 (6,244) (41)
Long, 3,783 U.S. Treasury Notes two year contracts 6/22 814,202 1,240
Long, 118 Ultra U.S. Treasury Notes ten year
contracts 6/22 16,677 147
Net payments (receipts) of variation margin to date 823
Variation margin receivable (payable) on open futures contracts $ 1,589

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ —# $ — $ 28+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 118,172  ¤  ¤ $ 76,912^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $28 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $76,912.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short-Term Bond Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Short-Term Bond Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,330,939 $ — $ 5,330,939
Short-Term Investments 76,912 — — 76,912
Total Securities 76,912 5,330,939 — 5,407,851
Swaps — 276 — 276
Futures Contracts* 1,387 — — 1,387
Total $ 78,299 $ 5,331,215 $ — $ 5,409,514
Liabilities
Swaps $ — $ 876 $ — $ 876
Futures Contracts* 621 — — 621
Total $ 621 $ 876 $ — $ 1,497
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F55-054Q3 02/22